Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Key Fair Value Measurement Inputs
The key inputs into the Monte Carlo option pricing model were as follows as of the Closing Date and December 31, 2021 for the respective Level 3 instruments:

	Earnout Shares		Vesting Shares
	June 16, 2021	December 31, 2021	June 16, 2021	December 31, 2021
Risk-free interest rate	1.56%	1.50%	1.56%	1.50%
Volatility	39.03%	44.86%	39.03%	44.86%
Dividend yield	—%	—%	—%	—%
Expected term (years)	10.0	9.5	10.0	9.5
Share price	$10.28	$3.39	$10.28	$3.39

Schedule of Changes in Fair Value of Level 3 Instruments
The following table presents the changes in the fair value for the respective Level 3 instruments, since the Closing Date of the Business Combination, that is recognized in change in fair value of contingent common shares liability in the consolidated statements of operations for the respective periods (in thousands):

	Earnout Shares Liability	Vesting Shares Liability
Fair value as of Business Combination, June 16, 2021	$140,000	$80,500
Changes in fair value	(111,200)	(63,940)

Fair value as of December 31, 2021	$28,800	$16,560